SUBSEQUENT EVENTS (Details Narrative) - USD ($)						12 Months Ended
	Oct. 24, 2024	Oct. 22, 2024	May 17, 2024	Feb. 21, 2024	Nov. 15, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					16,666
Common Stock, No Par Value						$ 0	$ 0
Proceeds from convertible note							$ 5,550,607
Purchased food products from related parties							28,997
Related Party [Member]
Subsequent Event [Line Items]
Purchased food products from related parties						18,310	29,190	42,692
Account payable to related parties						15,627	14,647
Sales to related parties						21,215	56,625	151,477
Shareholder, ShenMi DaZhong and Limited Partners [Member]
Subsequent Event [Line Items]
Sales commissions							$ 36,793	$ 27,932
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Discount rate			10.00%
Proceeds from convertible note			$ 1,000,000
Interest rate			10.00%
Conversion price			$ 0.50
Conversion rate			80.00%
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				438,498
Share Price				$ 1.01
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		30,000,000
Share Price		$ 0.80
Common Stock [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	30,000,000